Variable Interest Entities - Carrying Amounts (Details) (Variable Interest Entity, Primary Beneficiary, USD $)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	$ 18,349,000
Liabilities	(10,559,000)
Net carrying amount	7,790,000
Financial support, amount	$ 157,300,000